Miscellaneous Receivables and Other Non-current Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Miscellaneous Receivables And Other Non Current Assets [Line Items]
Change in miscellaneous receivables and other non-current assets	€ 200
Miscellaneous receivables and other non-current assets	2,422	€ 2,222
Income tax receivables	96	113
Miscellaneous receivables	704	763
Medium/long-term prepaid expenses	1,718	1,459
Tim Brasil group: [member]
Disclosure Miscellaneous Receivables And Other Non Current Assets [Line Items]
Miscellaneous receivables	651	696
Court deposits receivables	€ 349	€ 382